Entity Level Disclosures	12 Months Ended
Dec. 31, 2021
Entity Level Disclosures [Abstract]
ENTITY LEVEL DISCLOSURES

NOTE 18 - ENTITY LEVEL DISCLOSURES:

a.	Revenues by geographical area (based on the location of customers):

	Year ended on December 31,
	2021	2020	2019
	USD in thousands
USA	6,307	418	138
United Kingdom	20	41	36
Germany	107	-	28
Israel	1,183	45	31
China	2,400	24	13
Other	101	3	27
	10,118	531	273

b.	All of the Group’s long-lived assets are located in Israel.

c.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2021	2020	2019
	USD in thousands
Customer A	-	383	85

Customer B	-	-	30

Customer C	-	-	40

Customer D	-	-	27
Customer E	2,400	24	-